CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,440	¥ 32,209	¥ 31,695
CNY [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,777	27,398	24,709
US$ [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	610	4,426	6,255
HK$ [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 53	¥ 385	¥ 731